Leases - Future Minimum Commitments for Chartered-In Contracts (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Charter-in contracts
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2021	$ 101,484
June 30, 2022	79,864
June 30, 2023	58,885
June 30, 2024	46,898
June 30, 2025	28,566
June 30, 2026 and thereafter	55,528
Total	371,225
Operating lease liabilities, including current portion	301,610
Discount based on incremental borrowing rate	69,615
Land Leases
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2021	556
June 30, 2022	556
June 30, 2023	556
June 30, 2024	556
June 30, 2025	556
June 30, 2026 and thereafter	22,724
Total	25,504
Operating lease liabilities, including current portion	7,769
Discount based on incremental borrowing rate	17,735
Office space
Property Subject To Or Available For Operating Lease [Line Items]
June 30, 2021	671
June 30, 2022	107
June 30, 2023	97
June 30, 2024	32
June 30, 2025	0
June 30, 2026 and thereafter	0
Total	907
Operating lease liabilities, including current portion	861
Discount based on incremental borrowing rate	$ 46